SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Opening Balance December 31, 2022	$ 2,804	$ 4,011
Revaluation to fair value through profit or loss	(2,333)	(2,208)
Investment in equity securities		715
Conversion of SAFE to equity securities		286
Closing Balance December 31, 2023	$ 471	$ 2,804	$ 4,011